FORM 13F

Report for the Calendar Year or Quarter
Ended: June 30, 2011

This Amendment (Check only one.):
   is a restatement
 x adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] August 10, 2011

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
49

Form 13F Information Table Value Total:
$572,846,075

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 June 30, 2011

                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AMERICAN TEL & TEL    	COM  	030177109 	1,124,536	   35,802   x      35,802
ASTORIA FIN'L         	COM  	46265104	  379,786	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   17,070,873  	2,258,052   x   2,258,052
AMBAC FIN'L			COM	23139108	   10,400	  100,000	x	100,000
ASTEC INDUST		COM	46224101	3,587,060	   97,000	x	 97,000
BANK OF AMERICA		COM	60505104	  448,603	   40,931  	x      40,931
BP PLC			COM	55622104	3,415,468	   77,116	x	 77,116
BRISTOL MYERS SQUIBB	COM  	110122108  48,486,520	1,674,258  	x   1,674,258
CFS BANCORP			COM 	12525D102	  566,063	  105,412  	x     105,412
CITIGROUP, INC		COM  	172967101  29,572,145	  710,186  	x     710,186
CHEVRONTEXCO CORP.	COM  	166764100	2,086,212	   20,286	x      20,286
COMCAST CL. A		COM	20030N101	2,628,294	  103,721  	x     103,721
CTM MEDIA CL A		COM	22944D104	  418,454	  215,698	x	215,698
CTM MEDIA CL B		COM	22944D203	   26,038	   11,080	x	 11,080
DIME COMM.BANC		COM  	253922108	2,046,540	  140,752  	x     140,752
EXXON MOBIL CORP		COM  	30231G102	1,526,852	   18,762  	x      18,762
FIRST PLACE FIN'L		COM  	33610T109      20,385	   17,726  	x      17,726
FIRST NIAGARA FIN'L	COM	33582V108   3,379,160	  255,997	x     255,997
FLUSHING FINANCIAL CORP	COM  	343873105   3,444,246	  264,942 	x     264,942
GENERAL ELECTRIC		COM	369604103	  348,910	   18,500	x	 18,500
HOLOGIC              	COM 	436440101  32,737,806	1,623,094 	x   1,623,094
IBM                    	COM  	459200101   1,971,967      11,495 	x      11,495
IDT CORP. CL. B		COM  	448847309  18,441,906     682,528	x     682,528
KEYCORP NEW			COM	493267108	  210,924	   25,321	x	 25,321
LANDMARK SVGS. BK.     	COM  	514928100	1,631,965	  105,903   x     105,903
MERCK & CO.			COM  	589331107  50,888,891	1,442,020  	x   1,442,020
MERITOR SVGS BK PA     	COM  	590007100	   91,378	   21,400  	x      21,400
MEDQUIST HOLDINGS		COM	58506K102  12,784,870	  989,541	x     989,541
MEDCO HEALTH SOL.		COM	58405U102	  783,424	   13,861  	x      13,861
MONSANTO 			COM	66166W101	  733,310	   10,109	x      10,109
MBIA INC.			COM	55262C100  26,688,729	3,071,200	x   3,071,200
NAM TAI ELEC.		COM  	629865205  14,910,960	2,701,261  	x   2,701,261
NEW YORK COMMUNITY BANC	COM  	649445103  55,269,129	3,687,066	x   3,687,066
NEWMARKET GROUP		COM	651587107     813,433	    4,765	x       4,765
NOVARTIS ADR           	COM  	66987V109	3,015,167	   49,340  	x      49,340
NY TIMES CL A.		COM	650111107  26,976,105	3,093,590	x   3,093,590
OLD REPUBLIC           	COM  	680223104  31,453,323  	2,676,879  	x   2,676,879
PHI INC. NON-VOTE      	COM  	716604202	  746,108      33,730  	x      33,730
PFIZER INC.            	COM  	717081103  54,261,223	2,634,040  	x   2,634,040
PROVIDENT BANCORP      	COM  	74383A109   7,812,378	  934,495  	x     934,495
PATTERSON ENERGY		COM	703481101  26,953,215	  852,680	x	852,680
QUESTAR CORP.          	COM  	748356102     282,475	   15,950  	x      15,950
SEABOARD CORP.         	COM  	811543107  37,525,360      15,520  	x      15,520
SLM CORP.			COM	78443P106  33,417,927	1,987,979  	x   1,987,979
SYMS CORP              	COM  	871551107	4,799,978     445,267  	x     445,267
TCF FIN'L              	COM  	872275102	  336,223      24,364  	x      24,364
TRAVELERS			COM	89417E109   3,936,476	   67,428	x      67,428
USG INC.			COM	903293405	2,609,880	  182,000	x	182,000
VOLVO                  	COM  	928856400	  175,000  	   10,000  	x      10,000

TOTALS                                  572,846,075  33,608,741  	   33,608,741